UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22818

Virtus Event Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683
(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)
243-1574
Date of fiscal year end: December
 31
Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Westchester Credit Event Fund
Class A / WCFRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What were the Fund costs for the l
a
st year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$ 177	1.71%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 6.84%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 5.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approac
h t
o invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were closed-end funds, Syniverse Holdings, SPACs, the PGS ASA/TGS ASA merger, and Calumet Specialty Products. The biggest detractors from performance during the period were La Financiere Atalian, Dun & Bradstreet, Allen Media, Kronos Acquisition Holdings, and Origin Energy /Mid-Ocean Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Closed-end funds	Positive	The Fund’s investments in municipal bond closed-end funds benefited from a narrowing of their discounts to net asset value (NAV) as interest rates declined and demand for these funds rose. This trend was driven by increasing underlying bond prices and the continued appeal of the higher relative interest income generated from the municipal bonds in which these funds invest.

Syniverse Holdings	Positive	Syniverse, a mobile telecommunications company, benefited Fund performance during the period. The company’s operations performed as expected and its bonds traded higher because they offer an attractive coupon rate of 7.00% above the Secured Overnight Financing Rate (SOFR), a reference interest rate.

La Financiere Atalian	Negative	The company’s core business continued to execute on its announced turnaround strategy during the fiscal year. However, the weak price on the company’s bonds reflected the delay in the planned reorganization.

Dun & Bradstreet	Negative	The company has been conducting a strategic review to assess the potential for improving profit margins. It has also been exploring opportunities to attract potential buyers. Meanwhile, the stock experienced a decline due to overall volatility stemming from deteriorating company fundamentals.
The preceding information is the opinion of portfolio management on
l
y through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent ac
c
ount values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 29, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV (1)	6.84%	6.60%	5.95%
Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP (2),(3)	0.96%	5.40%	5.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.97%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted.

Please visit
https://www.virtus.com/mutual-funds-monthly-performance
for performance data current to the most recent month end.
Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment
o
f all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 81,292
Total number of portfolio holdings	134
Total advisory fee paid (‘000s)	$ 788
Portfolio turnover rate as of the end of the reporting period	158%
Asset Allocation
(1)
Industrials	19%
Financials	18%
Materials	15%
Communication Services	12%
Consumer Discretionary	10%
Information Technology	10%
Energy	6%
Health Care	4%
Utilities	4%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Westchester Credit Event Fund
Class I / WCFIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$ 151	1.46%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended Dec
  e
  mber 31, 2024, the Fund’s Class I shares at NAV returned 7.10%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 5.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were closed-end funds, Syniverse Holdings, SPACs, the PGS ASA/TGS ASA merger, and Calumet Specialty Products. The biggest detractors from performance during the period were La Financiere Atalian, Dun & Bradstreet, Allen Media, Kronos Acquisition Holdings, and Origin Energy /Mid-Ocean Partners. The following table outlines key factors that
m
aterially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Closed-end funds	Positive	The Fund’s investments in municipal bond closed-end funds benefited from a narrowing of their discounts to net asset value (NAV) as interest rates declined and demand for these funds rose. This trend was driven by increasing underlying bond prices and the continued appeal of the higher relative interest income generated from the municipal bonds in which these funds invest.

Syniverse Holdings	Positive	Syniverse, a mobile telecommunications company, benefited Fund performance during the period. The company’s operations performed as expected and its bonds traded higher because they offer an attractive coupon rate of 7.00% above the Secured Overnight Financing Rate (SOFR), a reference interest rate.

La Financiere Atalian	Negative	The company’s core business continued to execute on its announced turnaround strategy during the fiscal year. However, the weak price on the company’s bonds reflected the delay in the planned reorganization.

Dun & Bradstreet	Negative	The company has been conducting a strategic review to assess the potential for improving profit margins. It has also been exploring opportunities to attract potential buyers. Meanwhile, the stock experienced a decline due to overall volatility stemming from deteriorating company fundamentals.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 29, 2017). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV (1)	7.10%	6.83%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.97%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted.
Please visit
https://www.virtus.com/mutual-funds-monthly-performance
for performance data current to the most recent month end.
Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTIC
S
(as of December 31, 2024)
Fund net assets (‘000s)	$ 81,292
Total number of portfolio holdings	134
Total advisory fee paid (‘000s)	$ 788
Portfolio turnover rate as of the end of the reporting period	158%
Asset Allocation
(1)
Industrials	19%
Financials	18%
Materials	15%
Communication Services	12%
Consumer Discretionary	10%
Information Technology	10%
Energy	6%
Health Care	4%
Utilities	4%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Westchester Event-Driven Fund
Class A / WCERX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What
were
the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$ 176	1.73%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For
  th
  e fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 3.02%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 5.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were government-sponsored enterprises (GSEs), Endeavor Group Holdings/Silver Lake Management, Pioneer Natural Resources/Exxon Mobil, Catalent/Novo Holdings, and SPACs. The biggest detractors from performance during the period were Capri Holdings/Tapestry, United States Steel/Nippon Steel, Hess/Chevron, Vivendi, and our Macro Portfolio Hedge. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
GSEs	Positive	GSEs are privately held entities created by Congress to facilitate borrowing in the U.S. economy. As the Trump administration signaled that it might move to end government conservatorship of GSEs, the prices of the Fund’s holdings rose on hopes of their potential return to private status.

Endeavor Group Holdings/Silver Lake Management	Positive	The spread between the target company’s current market price and the price offered by the acquiring company tightened after the deal was announced in November 2024, as the market anticipated this deal, which is one of the largest public-to-private transactions in the last decade, would close in the first quarter of 2025.

Capri Holdings/Tapestry	Negative	U.S. regulators took action to block the acquisition on antitrust grounds and ultimately secured a victory in that case. The transaction was officially terminated in the fourth quarter of 2024.
United States Steel/Nippon Steel	Negative	The agreed-upon acquisition of U.S. Steel by Nippon Steel suffered a mark-to-market loss toward the end of the period amid growing speculation that President Biden would imminently block the deal.
The preceding information is the opinion of portfolio management only through the
e
nd of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 22, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV (1)	3.02%	2.63%	4.16%
Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP (2),(3),(4)	(2.65) %	1.47%	3.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.23%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	2.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

(4)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted.
Please visit
https://www.virtus.com/mutual-funds-monthly-performance
for performance data current to the most recent month end.
Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY
FUND
STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 136,356
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$ 4,623
Portfolio turnover rate as of the end of the reporting period	210%
Asset Allocation
(1)
Materials	20%
Energy	17%
Communication Services	14%
Information Technology	12%
Financials	11%
Industrials	7%
Utilities	7%
Consumer Staples	7%
Consumer Discretionary	3%
Health Care	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information
ab
out the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Westchester Event-Driven Fund
Class I / WCEIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$ 149	1.47%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 3.26%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 5.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that we believe have the highest probability of closing. We analyze the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. We calculate the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of our individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, we seek to avoid transactions that we believe have low odds of deal completion or are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were government-sponsored enterprises (GSEs), Endeavor Group Holdings/Silver Lake Management, Pioneer Natural Resources/Exxon Mobil, Catalent/Novo Holdings, and SPACs. The biggest detractors from performance during the period were Capri Holdings/Tapestry, United States Steel/Nippon Steel, Hess/Chevron, Vivendi, and our Macro Portfolio Hedge. The following ta
ble outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
GSEs	Positive	GSEs are privately held entities created by Congress to facilitate borrowing in the U.S. economy. As the Trump administration signaled that it might move to end government conservatorship of GSEs, the prices of the Fund’s holdings rose on hopes of their potential return to private status.

Endeavor Group Holdings/Silver Lake Management	Positive	The spread between the target company’s current market price and the price offered by the acquiring company tightened after the deal was announced in November 2024, as the market anticipated this deal, which is one of the largest public-to-private transactions in the last decade, would close in the first quarter of 2025.

Capri Holdings/Tapestry	Negative	U.S. regulators took action to block the acquisition on antitrust grounds and ultimately secured a victory in that case. The transaction was officially terminated in the fourth quarter of 2024.
United States Steel/Nippon Steel	Negative	The agreed-upon acquisition of U.S. Steel by Nippon Steel suffered a mark-to-market loss toward the end of the period amid growing speculation that President Biden would imminently block the deal.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV (1)	3.26%	2.87%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
ICE BofA U.S. Treasury Bill 3 Month Index	5.25%	2.46%	1.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted.
Please visit
https://www.virtus.com/mutual-funds-monthly-performance
for performance data current to the most recent month end.
Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY
FUND
STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$ 136,356
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$ 4,623
Portfolio turnover rate as of the end of the reporting period	210%
Asset Allocation
(1)
Materials	20%
Energy	17%
Communication Services	14%
Information Technology	12%
Financials	11%
Industrials	7%
Utilities	7%
Consumer Staples	7%
Consumer Discretionary	3%
Health Care	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Connie D. McDaniel, Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not Applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,116 for 2024 and $83,102 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,066 for 2024 and $3,852 for 2023. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,137 for 2024 and $17,137 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $5,000 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Event Opportunities Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliate Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $25,203 for 2024 and $20,989 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST

December 31, 2024
The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (“SPDR®”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.

The Merger Fund®
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.0%
Communication Services—0.5%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 11,728	$ 11,655
Information Technology—0.5%
Infinera Corp. 3.750%, 8/1/28(2)	10,267	12,058
Total Convertible Bonds and Notes (Identified Cost $23,463)		23,713

Corporate Bonds and Notes—4.5%
Consumer Discretionary—0.9%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(3)	12,723	12,721
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	8,566	8,621
		21,342

Consumer Staples—0.1%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(3)	2,819	2,685
Energy—0.4%
California Resources Corp. 144A 7.125%, 2/1/26(3)	8,630	8,624
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(3)	1,435	1,440
		10,064

Financials—2.3%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(3)	7,032	7,106
144A 7.500%, 2/15/32(3)	3,033	3,264
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(3)	6,116	6,147
Frontier Communications Holdings LLC
5.875%, 11/1/29	4,588	4,563
144A 6.000%, 1/15/30(3)	12,362	12,334
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(3)	880	849
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(3)	14,819	14,807
Permian Resources Operating LLC 144A 8.000%, 4/15/27(3)	4,088	4,174
		53,244

Industrials—0.6%
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.857%, 1/29/25(3)(4)	12,080	12,503
	Par Value	Value

Materials—0.2%
Big River Steel LLC 144A 6.625%, 1/31/29(3)	$ 3,433	$ 3,430
Total Corporate Bonds and Notes (Identified Cost $103,285)		103,268

Leveraged Loans—1.0%
Health Care—0.8%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.689%, 5/10/27(4)	18,481	18,534
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.329%, 5/13/27(4)	5,259	5,265
Total Leveraged Loans (Identified Cost $23,627)		23,799

	Shares
Common Stocks—49.8%
Communication Services—7.7%
Comcast Corp. Class A	304,200	11,416
Endeavor Group Holdings, Inc. Class A	4,208,397	131,681
Frontier Communications Parent, Inc.(5)	714,519	24,794
GCI Liberty, Inc. Escrow Share(5)	70,800	9
Interpublic Group of Cos., Inc. (The)	367,886	10,308
		178,208

Consumer Discretionary—1.3%
Everi Holdings, Inc.(5)	1,545,060	20,874
Revelyst, Inc.(5)	464,802	8,938
		29,812

Consumer Staples—5.0%
Kellanova(6)	1,443,868	116,910
Energy—11.7%
ChampionX Corp.	2,862,156	77,822
Expand Energy Corp.	—	—(7)
Hess Corp.(6)	1,452,772	193,233
		271,055

Financials—5.4%
Acropolis Infrastructure(5)(8)	315,662	—
CI Financial Corp.	1,089,463	23,450
Discover Financial Services	128,216	22,211
First Bancshares, Inc. (The)	195,759	6,852
Heartland Financial USA, Inc.	853,404	52,318
Moneylion, Inc.(5)	64,901	5,582
Sandy Spring Bancorp, Inc.	273,747	9,228
SouthState Corp.	49,029	4,877
		124,518

Health Care—0.8%
ABIOMED, Inc.(5)(8)	60,860	122
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Health Care—continued
Amedisys, Inc.(5)	172,253	$ 15,639
Avid Bioservices, Inc.(5)	195,247	2,411
Inhibrx, Inc.(5)	198,509	223
Patterson Cos., Inc.	11,811	365
		18,760

Information Technology—9.3%
Altair Engineering, Inc. Class A(5)	169,269	18,469
HashiCorp, Inc. Class A(5)	2,886,254	98,739
Juniper Networks, Inc.	1,156,970	43,329
Smartsheet, Inc. Class A(5)	785,102	43,989
Zuora, Inc. Class A(5)	1,206,070	11,964
		216,490

Materials—8.6%
Arcadium Lithium plc(5)	2,837,240	14,555
Arch Resources, Inc.	168,032	23,730
Berry Global Group, Inc.	616,584	39,874
Pactiv Evergreen, Inc.	1,353,165	23,640
Summit Materials, Inc. Class A(5)	670,814	33,943
United States Steel Corp.(6)	1,841,717	62,600
		198,342

Total Common Stocks (Identified Cost $1,183,483)		1,154,095

Affiliated Mutual Fund—4.1%
Equity Fund—4.1%
Virtus Westchester Event-Driven Fund Class I(9)(10)(11)	9,005,210	95,635
Total Affiliated Mutual Fund (Identified Cost $94,653)		95,635

Rights—0.1%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(5)(8)	136,884	61
Health Care—0.1%
Akouos, Inc., 12/31/49(5)(8)	336,679	253
Bristol-Myers Squibb Co., 12/31/35(5)(8)	453,175	453
		706

Total Rights (Identified Cost $—)		767

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(5)	116,254	21
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(5)	63,240	2
ECARX Holdings, Inc., 12/21/27(5)	81,099	4
Grove Collaborative Holdings, 06/16/27(5)	78,996	1
	Shares	Value

Consumer Discretionary—continued
Zapp Electric Vehicles Group Ltd., 03/03/28(5)	168,623	$ 1
		8

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(5)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(5)	701,329	189
Alchemy Investments Acquisition Corp. 1, 06/26/28(5)	183,897	17
AltEnergy Acquisition Corp., 11/10/28(5)	62,809	—(7)
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(5)	60,681	2
Cartesian Growth Corp. II, 07/12/28(5)	69,832	5
Corner Growth Acquisition Corp., 12/31/27(5)	62,938	13
EVe Mobility Acquisition Corp., 12/31/28(5)	75,122	3
GCM Grosvenor, Inc. Class A, 11/17/25(5)	102,070	129
Goal Acquisitions Corp., 02/11/26(5)	564,935	3
Iron Horse Acquisitions Corp., 02/16/29(5)	187,379	7
Israel Acquisitions Corp., 02/28/28(5)	447,969	18
Keen Vision Acquisition Corp., 09/15/28(5)	537,265	25
Nabors Energy Transition Corp. II, 09/05/28(5)	187,613	30
Newbury Street Acquisition Corp., 12/31/27(5)	31,054	—(7)
Plum Acquisition Corp. III, 03/31/28(5)	83,333	12
Pyrophyte Acquisition Corp., 05/03/28(5)	83,773	—(7)
RMG Acquisition Corp. III, 12/31/27(5)	85,180	—(7)
Slam Corp. Class A, 12/31/27(5)	55,909	7
Spring Valley Acquisition Corp. II, 02/25/26(5)	158,098	8
Target Global Acquisition I Corp., 12/31/27(5)	125,200	10
Whole Earth Brands, Inc., 06/25/25(5)	55,224	—
XBP Europe Holdings, Inc., 12/31/27(5)	40,000	2
Zeo Energy Corp., 10/20/26(5)	73,376	8
		488

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(5)	62,781	1
Psyence Biomedical Ltd., 01/25/29(5)	85,245	1
Quantum-Si, Inc., 09/30/27(5)	32,085	40
Tevogen Bio Holdings, Inc., 11/04/26(5)	83,731	4
		46

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(5)	58,300	3
Freightos Ltd., 01/23/28(5)	54,429	9
Getaround, Inc., 03/09/26(5)	12,698	—(7)
Volato Group, Inc., 12/03/28(5)	167,228	2
		14

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(5)	403,622	5
KLDiscovery, Inc., 01/07/25(5)	677,651	—(7)
LeddarTech Holdings, Inc., 09/21/28(5)	155,088	16
Movella Holdings, Inc., 12/31/27(5)	74,121	—(7)
		21

Total Warrants (Identified Cost $2,693)		598

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares/Units	Value
Special Purpose Acquisition Companies—15.4%
AA Mission Acquisition Corp. Class A(5)	2,161,028	$ 21,826
Agriculture & Natural Solutions Acquisition Corp.(5)(9)	2,324,110	24,380
Ai Transportation Acquisition Corp.(5)	97,790	1,052
Aimei Health Technology Co., Ltd.(5)	269,392	32
Aimei Health Technology Co., Ltd.(5)	269,392	2,848
Aimfinity Investment Corp. I(2)(5)	107,731	1,270
Aldel Financial II, Inc.(5)	678,554	6,826
Aldel Financial II, Inc.(5)	467,529	4,647
Andretti Acquisition Corp. II(5)	394,558	3,961
Andretti Acquisition Corp. II Class A(5)	661,346	6,607
Ares Acquisition Corp. II(5)	2,743,497	30,124
Bayview Acquisition Corp.(5)	233,688	24
Black Hawk Acquisition Corp.(5)	49,391	521
Black Spade Acquisition II Co.(5)	182,398	1,811
Bleichroeder Acquisition Corp. I(5)	1,125,991	11,102
Bowen Acquisition Corp.(5)	189,738	2,076
Bukit Jalil Global Acquisition 1 Ltd.(5)	121,363	12
Bukit Jalil Global Acquisition 1 Ltd.(5)	111,545	1,229
Cayson Acquisition Corp.(5)	134,839	1,365
Centurion Acquisition Corp.(5)	98,747	1,004
Centurion Acquisition Corp.(5)	311,449	3,147
Chenghe Acquisition I Co.(5)	204,313	2,396
Churchill Capital Corp. IX(5)	203,875	2,110
ClimateRock Class A(5)	140,134	1,647
Cohen Circle Acquisition Corp. I(5)	317,802	3,178
Colombier Acquisition Corp. II(5)	17,423	215
Direct Selling Acquisition Corp. Class A(5)	213,853	2,408
Dt Cloud Acquisition Corp.(5)	366,839	3,830
Dt Cloud Acquisition Corp.(5)	366,839	57
DT Cloud Star Acquisition Corp.(5)	123,344	1,242
EQV Ventures Acquisition Corp.(5)	232,280	2,341
ESH Acquisition Corp.(5)	321,082	29
Evergreen Corp. Class A(5)	250,000	2,970
Fact II Acquisition Corp.(5)	400,110	3,993
Fact II Acquisition Corp.(5)	234,061	2,313
GigCapital7 Corp. Class A(5)	887,890	8,870
Global Lights Acquisition Corp.(5)	140,267	20
Golden Star Acquisition Corp.(5)	100,000	1,116
Golden Star Acquisition Corp.(5)	205,869	63
GP-Act III Acquisition Corp. Class A(5)	898,114	9,107
Graf Global Corp.(5)	188,585	1,912
Graf Global Corp. Class A(5)	91	1
GSR III Acquisition Corp.(5)	234,334	2,355
GSR III Acquisition Corp.(5)	1,033,660	10,223
Haymaker Acquisition Corp. 4(5)	1,077,006	11,599
HCM II Acquisition Corp. Class A(5)	644,979	6,463
Horizon Space Acquisition I Corp.(5)(9)	253,150	2,886
IB Acquisition Corp.(5)	344,716	3,492
IB Acquisition Corp.(5)	344,716	24
Iron Horse Acquisitions Corp.(5)	187,379	1,928
Iron Horse Acquisitions Corp.(5)	187,379	54
Israel Acquisitions Corp. Class A(5)	98,728	1,117
Jackson Acquisition Co. II(5)	454,021	4,568
Launch Two Acquisition Corp.(5)	234,943	2,354
Launch Two Acquisition Corp. Class A(5)	227,047	2,261
Legato Merger Corp. III(5)	358,094	3,685
Mars Acquisition Corp.(5)	5,944	2
Mountain Lake Acquisition Corp.(5)	712,783	7,142
Nabors Energy Transition Corp. II Class A(5)	1,350,715	14,588
Newbury Street II Acquisition Corp.(5)	378,078	3,773
Newbury Street II Acquisition Corp. Class A(5)	117,134	1,160
Oak Woods Acquisition Corp. Class A(5)	241,946	2,746
	Shares/Units	Value
OCA Acquisition Corp. Class A(5)	139,497	$ 1,564
Patria Latin American Opportunity Acquisition Corp.(5)	442,691	5,157
Pyrophyte Acquisition Corp. Class A(5)	550,963	6,292
Quetta Acquisition Corp.(5)	406,758	4,291
Quetta Acquisition Corp.(5)	33,204	39
RF Acquisition Corp. II(5)	246,701	2,521
Rigel Resource Acquisition Corp. Class A(5)	712,000	8,195
Rising Dragon Acquisition Corp.(5)	350,634	3,513
Roman DBDR Acquisition Corp. II(5)	247,277	2,465
Shepherd Ave Capital Acquisition Corp.(5)	367,393	3,681
Silverbox Corp. IV(5)	366,482	3,716
SIM Acquisition Corp. I(5)	294,608	2,970
SIM Acquisition Corp. I Class A(5)	606,027	6,085
SK Growth Opportunities Corp. Class A(5)	317,777	3,689
Spark I Acquisition Corp.(5)	381,965	4,064
Spring Valley Acquisition Corp. II(5)	316,196	22
Tavia Acquisition Corp.(5)	261,816	2,597
Tavia Acquisition Corp.(5)	363,217	3,647
TLGY Acquisition Corp. Class A(5)	222,534	2,595
Translational Development Acquisition Corp.(5)	236,757	2,375
Vine Hill Capital Investment Corp. Class A(5)	981,683	9,866
Voyager Acquisition Corp.(5)	373,806	3,772
Voyager Acquisition Corp.(5)	695,674	6,978
Willow Lane Acquisition Corp.(5)	246,518	2,460
YHN Acquisition I Ltd.(5)	361,692	3,639
Zalatoris Acquisition Corp.(5)	252,668	2,678
Zalatoris II Acquisition Corp.(5)	39,608	430
Total Special Purpose Acquisition Companies (Identified Cost $349,091)		357,403

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,057)		2,067

Escrow Notes—1.6%
Financials—1.6%
Altaba, Inc. Escrow(5)	25,792,925	36,755
Pershing Square Escrow(5)(8)	547,537	—
		36,755

Total Escrow Notes (Identified Cost $14,903)		36,755

Total Long-Term Investments—77.6% (Identified Cost $1,796,255)		1,798,100

Short-Term Investments—17.2%
Money Market Mutual Funds—17.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.352%)(10)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.424%)(10)	192,800,000	192,800
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.326%)(10)	13,838,947	$ 13,839
Total Short-Term Investments (Identified Cost $399,439)		399,439

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (10)(12)	366,330	366
Total Securities Lending Collateral (Identified Cost $366)		366

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.8% (Identified Cost $2,196,060)		2,197,905

Securities Sold Short—(1.8)%

Common Stocks—(1.8)%
Communication Services—(0.5)%
Omnicom Group, Inc.	(126,554)	(10,889)
Energy—(0.4)%
CONSOL Energy, Inc.	(75,282)	(8,031)
Schlumberger N.V.	(35,029)	(1,343)
		(9,374)

Financials—(0.9)%
Independent Bank Group, Inc.	(80,873)	(4,907)
UMB Financial Corp.	(139,530)	(15,747)
		(20,654)

Total Securities Sold Short (Identified Proceeds $(42,543))		(40,917)

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,582)		(658)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.0% (Identified Cost $2,151,935)		$2,156,330
Other assets and liabilities, net—7.0%		161,376
NET ASSETS—100.0%		$2,317,706
Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PLC	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	All or a portion of security is on loan.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $90,084 or 3.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $205,393.
(7)	Amount is less than $500 (not in thousands).
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2024, the Fund was the owner of record of 70% of the Virtus Westchester Event-Driven Fund Class I.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings (Unaudited)†
United States	81%
Cayman Islands	16
Canada	2
Jersey	1
Total	100%
†% of total investments, net of securities sold short and written options, as of December 31, 2024.
Open purchased options contracts as of December 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Amcor plc	4,438	$5,325	$12.00	04/17/25	$31
United States Steel Corp.	843	3,625	43.00	01/17/25	164
					195
Put Options(2)
Arcadium Lithium plc	8,802	3,521	4.00	04/17/25	141
Comcast Corp.	3,042	10,647	35.00	01/17/25	37
SPDR S&P 500® ETF Trust	1,137	68,220	600.00	01/17/25	1,694
					1,872
Total Purchased Options					$2,067
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of December 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Comcast Corp.	(3,042)	$(11,408)	$37.50	01/17/25	$(176)
Patterson Cos., Inc.	(118)	(366)	31.00	01/17/25	(3)
SPDR S&P 500® ETF Trust	(963)	(59,224)	615.00	01/17/25	(16)
Summit Materials, Inc.	(3,692)	(19,383)	52.50	01/17/25	(19)
					(214)
Put Options(2)
SPDR S&P 500® ETF Trust	(219)	(12,264)	560.00	01/17/25	(25)
SPDR S&P 500® ETF Trust	(656)	(38,048)	580.00	01/17/25	(282)
United States Steel Corp.	(843)	(2,529)	30.00	01/17/25	(137)
					(444)
Total Written Options					$(658)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of December 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	29,448	GBP	23,179	GS	01/15/25	$433	$—
USD	7,182	GBP	5,653	JPM	01/15/25	106	—
USD	42,547	EUR	40,436	GS	01/22/25	625	—
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of December 31, 2024 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,910	GBP	1,522	GS	03/26/25	$6	$—
USD	9,576	EUR	9,062	GS	04/24/25	139	—
USD	50,281	GBP	39,669	GS	04/24/25	662	—
USD	3,588	GBP	2,829	JPM	04/24/25	50	—
USD	42,640	JPY	6,453,092	GS	04/24/25	1,083	—
USD	24,791	CAD	34,863	JPM	05/30/25	398	—
Total						$3,502	$—

Over-the-counter total return swaps outstanding as of December 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	$—(5)	$362	$362	$—
Britvic plc	Pay	5.180% (0.850% + OBFR)	1 Month	GS	09/17/25	50,904	(1,498)	—	(1,498)
Britvic plc	Pay	5.030% (0.700% + OBFR)	3 Month	JPM	03/11/25	3,675	(159)	—	(159)
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	02/10/25	629	158	158	—
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	8,907	(140)	—	(140)
DS Smith plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/29/25	3,405	1,699	1,699	—
DS Smith plc	Pay	4.885% (0.555% + OBFR)	3 Month	JPM	01/12/25	71,114	23,842	23,842	—
Hargreaves Lansdown plc	Pay	5.330% (1.000% + OBFR)	1 Month	GS	10/15/25	29,822	(1,458)	—	(1,458)
Hargreaves Lansdown plc	Pay	5.080% (0.750% + OBFR)	3 Month	JPM	12/29/25	7,069	(85)	—	(85)
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	01/09/25	28,297	(2)	—	(2)
Neoen S.A.	Pay	5.080% (0.750% + OBFR)	1 Month	GS	07/30/25	42,498	(825)	—	(825)
Shinko Electric Industries Co. Ltd.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/12/25	39,751	(376)	—	(376)
Spirent Communications plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/24/25	1,730	(65)	—	(65)
							21,453	26,061	(4,608)
Short Total Return Swap Contracts
Amcor plc	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/23/25	(47,070)	5,068	5,068	—
Atlantic Union Bankshares Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/25/25	(9,007)	(327)	—	(327)
Capital One Financial Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(21,888)	(1,403)	—	(1,403)
Chevron Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(3,030)	79	79	—
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(254,640)	10,547	10,547	—
Consol Energy, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/04/25	(18,655)	2,969	2,969	—
International Paper Co.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(59,563)	(14,149)	—	(14,149)
International Paper Co.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	03/07/25	(20,356)	(6,815)	—	(6,815)
Nokia Corp.	Receive	3.778% ((0.552)% + OBFR)	1 Month	GS	11/19/25	(4,537)	313	313	—
Renasant Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(6,311)	(722)	—	(722)
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(93,497)	13,732	13,732	—
UMB Financial Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(33,305)	(3,991)	—	(3,991)
							5,301	32,708	(27,407)
Total							$26,754	$58,769	$(32,015)

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$23,713	$—	$23,713	$—
Corporate Bonds and Notes	103,268	—	103,268	—
Leveraged Loans	23,799	—	23,799	—
Equity Securities:
Common Stocks	1,154,095	1,153,741	232	122(1)
Rights	767	—	—	767
Warrants	598	582	16	—(1)
Special Purpose Acquisition Companies	357,403	339,413	17,990	—
Escrow Notes	36,755	—	36,755	—(1)
Affiliated Mutual Fund	95,635	95,635	—	—
Money Market Mutual Funds	399,439	399,439	—	—
Securities Lending Collateral	366	366	—	—
Other Financial Instruments:
Purchased Options	2,067	1,895	172	—
Forward Foreign Currency Exchange Contracts*	3,502	—	3,502	—
Over-the-Counter Total Return Swaps*	58,769	—	58,407	362
Total Assets	2,260,176	1,991,071	267,854	1,251
Liabilities:
Securities Sold Short:
Common Stocks	(40,917)	(40,917)	—	—
Other Financial Instruments:
Written Options	(658)	(658)	—	—
Over-the-Counter Total Return Swaps*	(32,015)	—	(32,015)	—
Total Liabilities	(73,590)	(41,575)	(32,015)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,186,586	$1,949,496	$235,839	$1,251

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $253 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—14.2%
Communication Services—3.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 2,814	$ 2,797
Information Technology—7.0%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	4,686CAD	3,143
Infinera Corp. 3.750%, 8/1/28	2,140	2,513
		5,656

Utilities—3.8%
Encavis Finance B.V. RegS 1.875% (3)(4)	3,000EUR	3,094
Total Convertible Bonds and Notes (Identified Cost $11,597)		11,547

Corporate Bonds and Notes—58.4%
Communication Services—3.1%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	1,456	1,274
Getty Images, Inc. 144A 9.750%, 3/1/27(2)(5)(6)	1,239	1,234
		2,508

Consumer Discretionary—7.3%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	3,135	3,134
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	1,865	1,877
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	911	906
		5,917

Consumer Staples—1.5%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	1,319	1,256
Energy—4.5%
California Resources Corp. 144A 7.125%, 2/1/26(2)	1,323	1,322
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	2,356	2,365
		3,687

Financials—21.5%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(2)	1,641	1,658
144A 7.500%, 2/15/32(2)	846	910
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(2)	3,518	3,536
Frontier Communications Holdings LLC
5.875%, 11/1/29	792	788
144A 6.000%, 1/15/30(2)	2,750	2,744
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	712	687
	Par Value	Value

Financials—continued
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(2)	$ 2,895	$ 2,893
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	851	869
Summit Midstream Holdings LLC 144A 8.625%, 10/31/29(2)	200	207
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	450	443
Werner FinCo LP 144A 11.500%, 6/15/28(2)	2,436	2,701
		17,436

Industrials—14.3%
Algoma Steel, Inc. 144A 9.125%, 4/15/29(2)	1,500	1,534
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(2)	2,610	2,486
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.857%, 1/29/25(2)(7)	3,910	4,047
La Financiere Atalian 8.500%, 6/30/28	526EUR	252
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(2)	1,382	1,570
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,694	1,714
		11,603

Materials—6.2%
Big River Steel LLC 144A 6.625%, 1/31/29(2)(6)	3,130	3,127
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,902	1,926
		5,053

Total Corporate Bonds and Notes (Identified Cost $47,602)		47,460

Leveraged Loans—8.7%
Aerospace—3.1%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.085%, 1/15/27(7)	2,477	2,495
Health Care—3.9%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.689%, 5/10/27(7)	3,176	3,185
Media / Telecom - Telecommunications—1.7%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.329%, 5/13/27(7)	1,368	1,370
Total Leveraged Loans (Identified Cost $6,984)		7,050

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Closed-End Funds—1.0%
Equity Funds—1.0%
BlackRock MuniYield Quality Fund III, Inc.	7,499	$ 83
Franklin Universal Trust	15,487	113
Invesco Value Municipal Income Trust	18,613	221
Nuveen AMT-Free Quality Municipal Income Fund	28,490	322
Nuveen Municipal Value Fund, Inc.	12,692	109
		848

Total Closed-End Funds (Identified Cost $830)		848

Common Stock—0.0%
Financials—0.0%
Acropolis Infrastructure(8)(9)	6,145	—
Total Common Stock (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(9)	986	—(10)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(9)	1,074	—(10)
ECARX Holdings, Inc., 12/21/27(9)	2,800	—(10)
Grove Collaborative Holdings, 06/16/27(9)	983	—(10)
Zapp Electric Vehicles Group Ltd., 03/03/28(9)	601	—(10)
		—(10)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(9)	3,082	1
AltEnergy Acquisition Corp., 11/10/28(9)	243	—(10)
EVe Mobility Acquisition Corp., 12/31/28(9)	1,945	—(10)
GCM Grosvenor, Inc. Class A, 11/17/25(9)	4,103	5
Goal Acquisitions Corp., 02/11/26(9)	10,907	—(10)
Iron Horse Acquisitions Corp., 02/16/29(9)	4,884	—(10)
Newbury Street Acquisition Corp., 12/31/27(9)	2,435	—
Pyrophyte Acquisition Corp., 05/03/28(9)	326	—(10)
RMG Acquisition Corp. III, 12/31/27(9)	1,120	—
Slam Corp. Class A, 12/31/27(9)	217	—(10)
Spring Valley Acquisition Corp. II, 02/25/26(9)	525	—(10)
Target Global Acquisition I Corp., 12/31/27(9)	480	—(10)
XBP Europe Holdings, Inc., 12/31/27(9)	1,227	—(10)
Zeo Energy Corp., 10/20/26(9)	282	—(10)
		6

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(9)	240	—(10)
Psyence Biomedical Ltd., 01/25/29(9)	733	—(10)
Tevogen Bio Holdings, Inc., 11/04/26(9)	325	—(10)
		—(10)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(9)	2,200	—(10)
Freightos Ltd., 01/23/28(9)	208	—(10)
Getaround, Inc., 03/09/26(9)	458	—(10)
	Shares	Value

Industrials—continued
Volato Group, Inc., 12/03/28(9)	648	$ —(10)
		—(10)

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(9)	1,072	—(10)
iLearningEngines Holdings, Inc., 03/02/26(9)	992	—(10)
LeddarTech Holdings, Inc., 09/21/28(9)	3,202	1
		1

Total Warrants (Identified Cost $20)		7

	Shares/Units
Special Purpose Acquisition Companies—7.2%
Aimfinity Investment Corp. I(9)	2,209	26
Aldel Financial II, Inc.(9)	11,178	112
Andretti Acquisition Corp. II(9)	12,209	123
Andretti Acquisition Corp. II Class A(9)	6,903	69
Ares Acquisition Corp. II(9)	151,776	1,666
Bleichroeder Acquisition Corp. I(9)	38,757	382
Bowen Acquisition Corp.(9)	3,946	43
Centurion Acquisition Corp.(9)	4,268	43
Cohen Circle Acquisition Corp. I(9)	10,941	109
Colombier Acquisition Corp. II(9)	477	6
Direct Selling Acquisition Corp. Class A(9)	2,939	33
ESH Acquisition Corp.(9)	4,387	—(10)
Fact II Acquisition Corp.(9)	6,192	62
Fortune Rise Acquisition Corp.(9)	22,119	247
GigCapital7 Corp. Class A(9)	23,175	232
Graf Global Corp.(9)	5,743	58
Graf Global Corp. Class A(9)	3	—(10)
Haymaker Acquisition Corp. 4(9)	4,788	52
HCM II Acquisition Corp. Class A(9)	3,742	37
Iron Horse Acquisitions Corp.(9)	4,884	50
Iron Horse Acquisitions Corp.(9)	4,884	1
Jackson Acquisition Co. II(9)	15,635	157
Launch Two Acquisition Corp. Class A(9)	7,771	77
Mountain Lake Acquisition Corp.(9)	10,678	107
Oak Woods Acquisition Corp. Class A(9)	4,226	48
Quetta Acquisition Corp.(9)	4,564	48
Quetta Acquisition Corp.(9)	456	1
Rising Dragon Acquisition Corp.(9)	12,024	120
Roman DBDR Acquisition Corp. II(9)	8,516	85
Shepherd Ave Capital Acquisition Corp.(9)	12,570	126
Silverbox Corp. IV(9)	11,202	114
SIM Acquisition Corp. I(9)	30,118	304
SIM Acquisition Corp. I Class A(9)	14,029	141
SK Growth Opportunities Corp. Class A(9)	17,249	200
Spark I Acquisition Corp.(9)	9,094	97
Spring Valley Acquisition Corp. II(9)	1,051	—(10)
Tavia Acquisition Corp.(9)	12,508	126
TLGY Acquisition Corp. Class A(9)	12,968	151
Translational Development Acquisition Corp.(9)	8,264	83
Vine Hill Capital Investment Corp. Class A(9)	12,508	126
Voyager Acquisition Corp.(9)	11,296	114
Voyager Acquisition Corp.(9)	7,828	79
Willow Lane Acquisition Corp.(9)	8,193	82
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares/Units	Value
YHN Acquisition I Ltd.(9)	12,310	$ 124
Total Special Purpose Acquisition Companies (Identified Cost $5,754)		5,861

	Shares
Escrow Notes—0.6%
Financials—0.6%
Altaba, Inc. Escrow(9)	327,452	467
Total Escrow Notes (Identified Cost $292)		467

Total Long-Term Investments—90.1% (Identified Cost $73,079)		73,240

Short-Term Investments—7.5%
Money Market Mutual Funds—7.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.352%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.424%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 4.406%)(11)	370,520	371
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.326%)(11)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $6,071)		6,071

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (11)(12)	166,420	166
Total Securities Lending Collateral (Identified Cost $166)		166

TOTAL INVESTMENTS—97.8% (Identified Cost $79,316)		$79,477
Other assets and liabilities, net—2.2%		1,815
NET ASSETS—100.0%		$81,292

Abbreviations:
AMT	Alternative Minimum Tax
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $47,243 or 58.1% of net assets.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $3,146.
(7)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Amount is less than $500 (not in thousands).
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Country Weightings (Unaudited)†
United States	66%
Canada	10
Cayman Islands	7
Luxembourg	5
Ireland	5
Netherlands	4
Chile	2
Other	1
Total	100%
† % of total investments as of December 31, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of December 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	3,155	EUR	3,000	JPM	01/30/25	$44	$—
USD	355	EUR	336	JPM	03/12/25	6	—
USD	3,379	CAD	4,686	JPM	03/19/25	109	—
Total						$159	$—

Over-the-counter total return swaps outstanding as of December 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Invesco Municipal Opportunity Trust	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/03/25	$802	$(29)	$—	$(29)
Nuveen Municipal Credit Income Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/03/25	816	(26)	—	(26)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.730% (0.900% + OBFR)	1 Month	GS	08/27/25	75	(4)	—	(4)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	3	— (3)	—	— (3)
Pershing Square Escrow(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/29/25	191	10	10	—
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	3 Month	JPM	08/22/25	3	— (3)	— (3)	—
							(49)	10	(59)
Short Total Return Swap Contracts
Nokia Corp.	Receive	3.778% ((0.552)% + OBFR)	1 Month	GS	11/19/25	(945)	65	65	—
Total							$16	$75	$(59)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$11,547	$—	$11,547	$—
Corporate Bonds and Notes	47,460	—	47,460	—
Leveraged Loans	7,050	—	7,050	—
Equity Securities:
Closed-End Funds	848	848	—	—
Common Stock	—(1)	—	—	—(1)
Warrants	7	7	—	—
Special Purpose Acquisition Companies	5,861	5,792	69	—
Escrow Notes	467	—	467	—
Money Market Mutual Funds	6,071	6,071	—	—
Securities Lending Collateral	166	166	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	159	—	159	—
Over-the-Counter Total Return Swaps*	75	—	75	—(2)
Total Assets	79,711	12,884	66,827	—(2)
Liabilities:
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(59)	—	(59)	—(2)
Total Liabilities	(59)	—	(59)	—(2)
Total Investments	$79,652	$12,884	$66,768	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—10.5%
Communication Services—2.3%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 3,113	$ 3,093
Information Technology—2.0%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	1,176CAD	789
Infinera Corp. 3.750%, 8/1/28	1,720	2,020
		2,809

Utilities—6.2%
Encavis Finance B.V. RegS 1.875% (3)(4)	8,200EUR	8,456
Total Convertible Bonds and Notes (Identified Cost $14,294)		14,358

Corporate Bonds and Notes—27.5%
Communication Services—1.8%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	2,780	2,432
Consumer Discretionary—1.5%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	486	486
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	673	675
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	846	841
		2,002

Consumer Staples—0.4%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	538	512
Energy—6.4%
California Resources Corp. 144A 7.125%, 2/1/26(2)	368	368
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	8,362	8,393
		8,761

Financials—4.6%
AssuredPartners, Inc. 144A 5.625%, 1/15/29(2)	449	454
Frontier Communications Holdings LLC
5.875%, 11/1/29	553	550
144A 6.000%, 1/15/30(2)	1,093	1,090
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	555	536
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(2)	548	547
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	127	125
	Par Value	Value

Financials—continued
Werner FinCo LP 144A 11.500%, 6/15/28(2)	$ 2,726	$ 3,023
		6,325

Industrials—9.3%
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(2)	1,613	1,536
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.857%, 1/29/25(2)(5)	3,027	3,133
La Financiere Atalian 8.500%, 6/30/28	1,349EUR	646
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(2)	1,406	1,598
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	5,703	5,770
		12,683

Materials—3.5%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	4,722	4,781
Total Corporate Bonds and Notes (Identified Cost $37,553)		37,496

Leveraged Loans—5.8%
Aerospace—2.2%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.085%, 1/15/27(5)	3,013	3,035
Health Care—1.6%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.689%, 5/10/27(5)	2,172	2,178
Media / Telecom - Telecommunications—2.0%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.329%, 5/13/27(5)	2,737	2,740
Total Leveraged Loans (Identified Cost $7,878)		7,953

	Shares
Closed-End Funds—2.1%
Equity Funds—2.1%
BlackRock MuniYield Quality Fund III, Inc.	34,978	386
Franklin Universal Trust	51,047	373
Invesco Municipal Opportunity Trust	38,867	378
Invesco Value Municipal Income Trust	39,146	466
Nuveen Municipal Credit Income Fund	44,153	537
Nuveen Municipal Value Fund, Inc.	42,616	366
Nuveen New York AMT-Free Quality Municipal Income Fund	14,608	153
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Equity Funds—continued
Saba Capital Income & Opportunities Fund	29,430	$ 224
		2,883

Total Closed-End Funds (Identified Cost $2,865)		2,883

Preferred Stocks—0.6%
Financials—0.6%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(5)	18,472	220
Federal National Mortgage Association Series S, 8.250%(5)	45,550	543
		763

Total Preferred Stocks (Identified Cost $594)		763

Common Stocks—27.2%
Communication Services—11.4%
Comcast Corp. Class A	19,400	728
Endeavor Group Holdings, Inc. Class A	389,302	12,181
Frontier Communications Parent, Inc.(6)	53,930	1,871
Interpublic Group of Cos., Inc. (The)	26,459	742
		15,522

Consumer Discretionary—0.2%
Everi Holdings, Inc.(6)	13,170	178
Revelyst, Inc.(6)	3,281	63
		241

Energy—0.8%
ChampionX Corp.(7)	42,325	1,151
Financials—5.9%
Acropolis Infrastructure(6)(8)	39,798	—
CI Financial Corp.	78,710	1,694
First Bancshares, Inc. (The)	38,063	1,332
Heartland Financial USA, Inc.(7)	51,666	3,167
MidCap Financial Investment Corp.	7,702	104
Moneylion, Inc.(6)	7,520	647
Sandy Spring Bancorp, Inc.	23,967	808
SouthState Corp.	3,044	303
		8,055

Health Care—0.0%
Inhibrx, Inc.(6)	35,267	40
Information Technology—2.9%
Altair Engineering, Inc. Class A(6)(7)	13,100	1,429
Juniper Networks, Inc.	4,211	158
Smartsheet, Inc. Class A(6)(7)	41,356	2,317
Zuora, Inc. Class A(6)	741	7
		3,911

Materials—6.0%
Arcadium Lithium plc(6)	221,437	1,136
	Shares	Value

Materials—continued
Arch Resources, Inc.	11,115	$ 1,570
Ball Corp.	13,200	728
Pactiv Evergreen, Inc.(7)	127,441	2,226
Summit Materials, Inc. Class A(6)	49,351	2,497
United States Steel Corp.	1,324	45
		8,202

Total Common Stocks (Identified Cost $35,364)		37,122

Rights—0.4%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(8)	11,093	5
Health Care—0.1%
Akouos, Inc., 12/31/49(6)(8)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(6)(8)	169,085	169
		189

Materials—0.3%
Pan American Silver Corp., 12/31/48(6)	930,417	344
Total Rights (Identified Cost $568)		538

Warrants—0.2%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	17,099	3
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	13,340	1
ECARX Holdings, Inc., 12/21/27(6)	27,750	1
Evergreen Corp., 02/15/27(6)	28,500	1
Grove Collaborative Holdings, 06/16/27(6)	20,136	—(9)
MKD Tech, Inc., 07/31/29(6)	51,637	1
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	13,420	—(9)
		4

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	25,800	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	17,935	2
AltEnergy Acquisition Corp., 11/10/28(6)	5,160	—(9)
Arogo Capital Acquisition Corp., 03/23/28(6)	28,500	—(9)
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	6,595	—(9)
Cartesian Growth Corp. II, 07/12/28(6)	5,799	1
Corner Growth Acquisition Corp., 12/31/27(6)	20,673	4
EVe Mobility Acquisition Corp., 12/31/28(6)	12,551	1
GCM Grosvenor, Inc. Class A, 11/17/25(6)	28,825	36
Global Blockchain Acquisition Corp., 05/10/27(6)	60,562	2
Goal Acquisitions Corp., 02/11/26(6)	272,843	2
International Media Acquisition Corp., 12/31/28(6)	18,227	—(9)
Iron Horse Acquisitions Corp., 02/16/29(6)	31,641	1
Jaws Mustang Acquisition Corp., 01/30/26(6)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(6)	67,562	3
Newbury Street Acquisition Corp., 12/31/27(6)	28,549	—
Oak Woods Acquisition Corp., 05/17/28(6)	62,481	3
Papaya Growth Opportunity Corp. I, 12/31/28(6)	13,259	—(9)

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Pyrophyte Acquisition Corp., 05/03/28(6)	6,863	$ —(9)
RMG Acquisition Corp. III, 12/31/27(6)	20,895	—
Slam Corp. Class A, 12/31/27(6)	43,478	5
Spark I Acquisition Corp., 11/27/28(6)	28,847	3
Spring Valley Acquisition Corp. II, 02/25/26(6)	3,247	—(9)
Target Global Acquisition I Corp., 12/31/27(6)	10,328	1
Whole Earth Brands, Inc., 06/25/25(6)	7,431	—
XBP Europe Holdings, Inc., 12/31/27(6)	14,261	1
Zeo Energy Corp., 10/20/26(6)	5,942	1
		67

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	5,078	—(9)
Tevogen Bio Holdings, Inc., 11/04/26(6)	6,900	1
		1

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	27,000	1
Freightos Ltd., 01/23/28(6)	4,398	1
Getaround, Inc., 03/09/26(6)	11,166	—(9)
Volato Group, Inc., 12/03/28(6)	13,646	—(9)
		2

Information Technology—0.2%
Airship AI Holdings, Inc., 12/31/28(6)	105,505	216
FOXO Technologies, Inc., 08/01/27(6)	26,187	—(9)
iLearningEngines Holdings, Inc., 03/02/26(6)	60,113	1
LeddarTech Holdings, Inc., 09/21/28(6)	58,973	6
Movella Holdings, Inc., 12/31/27(6)	11,102	—
Veea, Inc., 03/18/26(6)	17,325	3
		226

Total Warrants (Identified Cost $423)		303

	Shares/Units
Special Purpose Acquisition Companies—1.2%
Aimfinity Investment Corp. I(6)	14,637	173
Aldel Financial II, Inc.(6)	24,978	251
Bukit Jalil Global Acquisition 1 Ltd.(6)	13,190	1
Direct Selling Acquisition Corp. Class A(6)	17,638	199
ESH Acquisition Corp.(6)	34,175	3
Golden Star Acquisition Corp.(6)	19,932	6
Iron Horse Acquisitions Corp.(6)	31,641	9
Mountain Lake Acquisition Corp.(6)	19,099	191
Newbury Street II Acquisition Corp.(6)	25,734	257
Roman DBDR Acquisition Corp. II(6)	15,231	152
Spring Valley Acquisition Corp. II(6)	6,495	—(9)
Translational Development Acquisition Corp.(6)	13,923	140
Willow Lane Acquisition Corp.(6)	17,216	172
Total Special Purpose Acquisition Companies (Identified Cost $1,520)		1,554

	Shares	Value
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $212)		$ 327

Escrow Notes—1.7%
Financials—1.7%
Altaba, Inc. Escrow(6)	1,637,713	2,334
Pershing Square Escrow(6)(8)	44,373	—
		2,334

Total Escrow Notes (Identified Cost $2,145)		2,334

Total Long-Term Investments—77.5% (Identified Cost $103,416)		105,631

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—77.5% (Identified Cost $103,416)		105,631

Securities Sold Short—(1.6)%

Common Stocks—(1.6)%
Communication Services—(0.6)%
Omnicom Group, Inc.	(9,102)	(783)
Energy—(0.4)%
CONSOL Energy, Inc.	(4,780)	(510)
Schlumberger N.V.	(1,807)	(69)
		(579)

Financials—(0.6)%
Independent Bank Group, Inc.	(5,023)	(305)
UMB Financial Corp.	(4,398)	(496)
		(801)

Total Securities Sold Short (Identified Proceeds $(2,246))		(2,163)

Written Options—(0.4)%
(See open written options schedule)
Total Written Options (Premiums Received $746)		(482)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—75.5% (Identified Cost $100,424)		$102,986
Other assets and liabilities, net—24.5%		33,370
NET ASSETS—100.0%		$136,356

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Abbreviations:
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $36,964 or 27.1% of net assets.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $9,091.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount is less than $500 (not in thousands).

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
United States	79%
Netherlands	8
Canada	5
Luxembourg	3
Chile	1
Cayman Islands	1
Jersey	1
Other	2
Total	100%
†% of total investments, net of securities sold short and written options, as of December 31, 2024.
Open purchased options contracts as of December 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Amcor plc	297	$356	$12.00	04/17/25	$2
United States Steel Corp.	52	224	43.00	01/17/25	10
					12
Put Options(2)
Arcadium Lithium plc	396	158	4.00	04/17/25	7
Ball Corp.	717	3,585	50.00	02/21/25	43
Comcast Corp.	194	679	35.00	01/17/25	2
DuPont de Nemours, Inc.	372	2,790	75.00	03/21/25	101
International Game Technology plc	1,012	1,518	15.00	04/17/25	43
SPDR S&P 500® ETF Trust	80	4,800	600.00	01/17/25	119
					315
Total Purchased Options					$327
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Open written options contracts as of December 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Ball Corp.	(717)	$(3,943)	$55.00	02/21/25	$(192)
Comcast Corp.	(194)	(728)	37.50	01/17/25	(11)
DuPont de Nemours, Inc.	(372)	(2,976)	80.00	03/21/25	(74)
International Game Technology plc	(1,012)	(1,720)	17.00	04/17/25	(172)
SPDR S&P 500® ETF Trust	(67)	(4,120)	615.00	01/17/25	(1)
Summit Materials, Inc.	(302)	(1,586)	52.50	01/17/25	(2)
					(452)
Put Options(2)
SPDR S&P 500® ETF Trust	(15)	(840)	560.00	01/17/25	(2)
SPDR S&P 500® ETF Trust	(47)	(2,726)	580.00	01/17/25	(20)
United States Steel Corp.	(52)	(156)	30.00	01/17/25	(8)
					(30)
Total Written Options					$(482)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of December 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	571	USD	605	GS	02/26/25	$—	$(12)
USD	1,983	GBP	1,561	GS	01/15/25	29	—
USD	906	GBP	713	JPM	01/15/25	13	—
USD	4,643	EUR	4,413	GS	01/22/25	68	—
USD	8,625	EUR	8,200	JPM	01/30/25	121	—
USD	598	EUR	571	GS	02/26/25	6	—
USD	2,359	EUR	2,238	GS	03/06/25	34	—
USD	708	EUR	669	JPM	03/06/25	12	—
USD	910	EUR	862	JPM	03/12/25	15	—
USD	847	CAD	1,176	JPM	03/19/25	27	—
USD	476	GBP	379	GS	03/26/25	2	—
USD	1,305	EUR	1,234	GS	04/24/25	19	—
USD	3,944	GBP	3,111	GS	04/24/25	52	—
USD	209	GBP	165	JPM	04/24/25	3	—
USD	3,500	JPY	529,744	GS	04/24/25	89	—
USD	1,794	CAD	2,519	JPM	05/30/25	31	—
Total						$521	$(12)

Over-the-counter total return swaps outstanding as of December 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Receive	5.580% (0.750% + OBFR)	1 Month	BAML	02/28/25	$—(4)	$8	$8	$—
Amedisys, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	09/23/25	1,787	(105)	—	(105)
Avid Bioservices, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/23/25	503	1	1	—
Ball Corp.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/18/25	3,915	(691)	—	(691)
Berry Global Group, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	01/20/26	2,911	(131)	—	(131)
Bristol-Myers Squibb Co.(3),(5)	Receive	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(4)	25	25	—
Britvic plc	Receive	5.180% (0.850% + OBFR)	1 Month	GS	09/17/25	3,932	(61)	—	(61)
Britvic plc	Receive	5.030% (0.700% + OBFR)	3 Month	JPM	11/03/25	215	(9)	—	(9)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of December 31, 2024 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Brookfield Property Preferred LP	Receive	5.580% (0.750% + OBFR)	1 Month	BAML	02/10/25	$48	$12	$12	$—
Canal+ S.A	Receive	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	501	501	—
Canal+ S.A	Receive	4.780% (0.450% + OBFR)	3 Month	JPM	01/20/26	—(4)	189	189	—
Championx Corp.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/13/25	5,260	(794)	—	(794)
Covestro AG	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	1,241	(59)	—	(59)
Discover Financial Services	Receive	4.940% (0.610% + OBFR)	1 Month	GS	01/20/26	1,894	(40)	—	(40)
DS Smith plc	Receive	5.230% (0.900% + OBFR)	3 Month	JPM	12/01/25	3,001	333	333	—
Dupont De Nemours, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/23/25	3,100	(268)	—	(268)
Everi Holdings, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/16/25	1,399	12	12	—
Hargreaves Lansdown plc	Receive	5.330% (1.000% + OBFR)	1 Month	GS	12/03/25	1,986	(56)	—	(56)
Hargreaves Lansdown plc	Receive	5.080% (0.750% + OBFR)	3 Month	JPM	12/29/25	898	(17)	—	(17)
Hashicorp, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/12/25	7,203	39	39	—
Havas N.V	Receive	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	331	331	—
Havas N.V	Receive	4.880% (0.550% + OBFR)	3 Month	JPM	01/20/26	—(4)	125	125	—
Hess Corp.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/12/25	1,822	(68)	—	(68)
Hess Corp.	Receive	4.710% (0.380% + OBFR)	3 Month	JPM	02/24/25	16,644	(533)	—	(533)
International Game Technology plc	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/18/25	2,088	(306)	—	(306)
Juniper Networks, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	02/20/25	3,473	37	37	—
Kellanova	Receive	4.940% (0.610% + OBFR)	1 Month	GS	11/04/25	8,080	15	15	—
Louis Hachette Group	Receive	4.940% (0.610% + OBFR)	1 Month	GS	01/21/26	—(4)	308	308	—
Louis Hachette Group	Receive	4.880% (0.550% + OBFR)	3 Month	JPM	01/20/26	—(4)	116	116	—
Neoen S.A.	Receive	5.080% (0.750% + OBFR)	1 Month	GS	07/30/25	4,645	(97)	—	(97)
Nuveen New York AMT-Free Quality Municipal Income Fund	Receive	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	330	(14)	—	(14)
Revelyst, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/16/25	734	34	34	—
Saba Capital Income & Opportunities Fund	Receive	4.940% (0.610% + OBFR)	1 Month	GS	04/29/25	209	11	11	—
Saba Capital Income & Opportunities Fund	Receive	4.710% (0.380% + OBFR)	3 Month	JPM	08/22/25	69	4	4	—
Shinko Electric Industries Co. Ltd.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	03/12/25	3,208	26	26	—
Spirent Communications plc	Receive	4.940% (0.610% + OBFR)	1 Month	GS	09/24/25	433	(19)	—	(19)
United States Steel Corp.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	10/20/25	5,633	(212)	—	(212)
Vivendi SE	Receive	4.940% (0.610% + OBFR)	1 Month	GS	06/24/25	2,582	(1,649)	—	(1,649)
Vivendi SE	Receive	4.880% (0.550% + OBFR)	3 Month	JPM	01/30/26	195	3	3	—
Zuora, Inc.	Receive	4.940% (0.610% + OBFR)	1 Month	GS	12/23/25	1,217	(4)	—	(4)
							(3,003)	2,130	(5,133)
Short Total Return Swap Contracts
Amcor plc	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	12/23/25	(3,288)	355	355	—
Atlantic Union Bankshares Corp.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	11/25/25	(789)	(29)	—	(29)
Capital One Financial Corp.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(1,665)	(238)	—	(238)
Chevron Corp.	Pay	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(20,828)	863	863	—
Consol Energy, Inc.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	11/12/25	(1,265)	206	206	—
International Paper Co.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(3,066)	(295)	—	(295)
Nokia Corp.	Pay	3.778% ((0.552)% + OBFR)	1 Month	GS	11/19/25	(760)	51	51	—
Pan American Silver Corp.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(1,153)	220	220	—
Renasant Corp.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(1,227)	(140)	—	(140)
Schlumberger Ltd.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(6,355)	652	652	—
UMB Financial Corp.	Pay	3.980% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(2,094)	(292)	—	(292)
							1,353	2,347	(994)
Total							$(1,650)	$4,477	$(6,127)

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$14,358	$—	$14,358	$—
Corporate Bonds and Notes	37,496	—	37,496	—
Leveraged Loans	7,953	—	7,953	—
Equity Securities:
Closed-End Funds	2,883	2,883	—	—
Preferred Stocks	763	763	—	—
Common Stocks	37,122	37,082	40	—(1)
Rights	538	344	—	194
Warrants	303	298	5	—
Special Purpose Acquisition Companies	1,554	1,381	173	—
Escrow Notes	2,334	—	2,334	—(1)
Other Financial Instruments:
Purchased Options	327	232	95	—
Forward Foreign Currency Exchange Contracts*	521	—	521	—
Over-the-Counter Total Return Swaps*	4,477	—	4,444	33
Total Assets	110,629	42,983	67,419	227
Liabilities:
Securities Sold Short:
Common Stocks	(2,163)	(2,163)	—	—
Other Financial Instruments:
Written Options	(482)	(118)	(364)	—
Forward Foreign Currency Exchange Contract*	(12)	—	(12)	—
Over-the-Counter Total Return Swaps*	(6,127)	—	(6,127)	—
Total Liabilities	(8,784)	(2,281)	(6,503)	—
Total Investments, Net of Securities Sold Short and Written Options	$101,845	$40,702	$60,916	$227

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $20 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$2,075,004	$79,477	$105,631
Investment in affiliates at value(3)	122,901	—	—
Foreign currency at value(4)	21	68	186
Cash	45,136	661	2,107
Due from broker for swap contracts	270	—	51
Cash pledged as collateral for derivatives and securities sold short	87,301	33	32,856
Over-the-counter swaps at value	58,769	75	4,477
Unrealized appreciation on forward foreign currency exchange contracts	3,502	159	521
Receivables
Investment securities sold	2,639	13	162
Fund shares sold	2,435	281	—(a)
Dividends and interest	3,423	957	643
Tax reclaims	899	—	6
Securities lending income	—(a)	—(a)	—
Prepaid expenses	—	33	55
Other assets	139	5	8
Total assets	2,402,439	81,762	146,703
Liabilities
Written options at value(5)	658	—	482
Securities sold short at value(6)	40,917	—	2,163
Over-the-counter swaps at value	32,015	59	6,127
Unrealized depreciation on forward foreign currency exchange contracts	—	—	12
Payables
Fund shares repurchased	2,208	9	76
Investment securities purchased	5,485	111	1,241
Collateral on securities loaned	366	166	—
Investment advisory fees	1,825	48	87
Distribution and service fees	89	1	1
Administration and accounting fees	196	9	14
Transfer agent and sub-transfer agent fees and expenses	458	15	51
Professional fees	105	39	51
Trustee deferred compensation plan	139	5	8
Interest expense and/or commitment fees	11	—(a)	2
Other accrued expenses	261	8	32
Total liabilities	84,733	470	10,347
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$2,317,706	$81,292	$136,356
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,294,824	$80,847	$133,115
Accumulated earnings (loss)	22,882	445	3,241
Net Assets	$2,317,706	$81,292	$136,356
Net Assets:
Class A	$421,873	$3,426	$3,396
Class I	$1,895,833	$77,866	$132,960
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	24,610,974	301,201	324,329
Class I	112,040,917	7,001,789	12,516,718
Net Asset Value and Redemption Price Per Share:(b)
Class A	$17.14	$11.37	$10.47
Class I	$16.92	$11.12	$10.62
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$18.14	$12.03	$11.08
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,075,068	$79,316	$103,416
(2) Market value of securities on loan	$353	$156	$—
(3) Investment in affiliates at cost	$120,992	$—	$—
(4) Foreign currency at cost	$21	$69	$188
(5) Written options premiums received	$1,582	$—	$746
(6) Securities sold short proceeds	$42,543	$—	$2,246

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2024
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$36,211	$658	$5,746
Dividends from affiliates	1,145	—	—
Interest	13,881	4,266	8,026
Securities lending, net of fees	219	7	17
Foreign taxes withheld	(75)	—	(279)
Total investment income	51,381	4,931	13,510
Expenses
Investment advisory fees	26,039	788	4,972
Distribution and service fees, Class A	1,244	7	9
Administration and accounting fees	2,654	89	430
Transfer agent fees and expenses	1,144	34	176
Sub-transfer agent fees and expenses, Class A	682	4	5
Sub-transfer agent fees and expenses, Class I	1,815	68	487
Custodian fees	9	4	8
Printing fees and expenses	161	11	36
Professional fees	209	60	86
Interest expense and/or commitment fees	19	1	5
Registration fees	64	41	62
Trustees’ fees and expenses	242	7	44
Miscellaneous expenses	284	16	63
Total expenses	34,566	1,130	6,383
Dividend and interest expense on securities sold short	519	7	55
Total expenses, including dividend and interest expense on securities sold short	35,085	1,137	6,438
Less net expenses reimbursed and/or waived by investment adviser(1)	(2,640)	—	(349)
Plus net expenses recaptured(1)	—	20	—
Net expenses	32,445	1,157	6,089
Net investment income (loss)	18,936	3,774	7,421
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	96,306	1,298	16,197
Investments in affiliates	13,551	—	—
Securities sold short	(1,409)	16	(7,250)
Foreign currency transactions	380	3	18
Foreign capital gains tax	423	—(a)	12
Forward foreign currency exchange contracts	13,445	169	1,706
Written options	8,096	—	8,369
Swaps	(34,299)	114	(10,154)
Capital gains received from investments in affiliates	2,427	—	—
Capital gains received from investments	8	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(51,406)	(150)	(2,396)
Investments in affiliates	(8,342)	—	—
Securities sold short	3,428	(20)	921
Foreign currency transactions	(53)	(3)	(9)
Forward foreign currency exchange contracts	4,425	176	914
Written options	(139)	—	845
Swaps	20,783	16	(3,660)
Net realized and unrealized gain (loss) on investments	67,624	1,619	5,513
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2024
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net increase (decrease) in net assets resulting from operations	$86,560	$5,393	$12,934

(a)	Amount is less than $500 (not in thousands).
(1)	See Notes 4C and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	The Merger Fund		Westchester Credit Event Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$18,936	$11,873	$3,774	$2,552
Net realized gain (loss)	98,928	68,071	1,600	(430)
Net change in unrealized appreciation (depreciation)	(31,304)	45,753	19	3,881
Increase (decrease) in net assets resulting from operations	86,560	125,697	5,393	6,003
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,348)	(14,025)	(174)	(116)
Class I	(70,082)	(65,375)	(4,096)	(2,984)
Total dividends and distributions to shareholders	(83,430)	(79,400)	(4,270)	(3,100)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(130,187)	(195,636)	492	1,507
Class I	(375,245)	(1,298,061)	5,697	12,971
Increase (decrease) in net assets from capital transactions	(505,432)	(1,493,697)	6,189	14,478
Net increase (decrease) in net assets	(502,302)	(1,447,400)	7,312	17,381
Net Assets
Beginning of period	2,820,008	4,267,408	73,980	56,599
End of Period	$2,317,706	$2,820,008	$81,292	$73,980
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Westchester Event-Driven Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$7,421	$5,874
Net realized gain (loss)	8,898	2,611
Net change in unrealized appreciation (depreciation)	(3,385)	16,848
Increase (decrease) in net assets resulting from operations	12,934	25,333
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(216)	—
Class I	(5,024)	(11,500)
Total dividends and distributions to shareholders	(5,240)	(11,500)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(574)	(15,732)
Class I	(350,492)	151,920
Increase (decrease) in net assets from capital transactions	(351,066)	136,188
Net increase (decrease) in net assets	(343,372)	150,021
Net Assets
Beginning of period	479,728	329,707
End of Period	$136,356	$479,728
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

The Merger Fund
Class A
1/1/24 to 12/31/24	$17.14	0.08	0.02	0.45	0.55	(0.30)	(0.25)	(0.55)	—	$17.14	3.27%	$421,873	1.48% (6)	1.59%	0.49%	153%
1/1/23 to 12/31/23	16.88	0.02	—	0.68	0.70	(0.44)	—	(0.44)	0.26	17.14	4.18	550,230	1.50 (6)	1.61	0.12	218
1/1/22 to 12/31/22	17.35	(0.02)	—	0.14	0.12	(0.14)	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (6)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (7)	—	0.07	(0.03)	— (8)	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (6)	1.61	(0.59)	162
1/1/20 to 12/31/20	17.17	(0.04) (7)	—	0.88	0.84	(0.13)	(0.45)	(0.58)	0.26	17.43	4.87	920,000	1.49 (6)	1.51	(0.22)	188
Class I
1/1/24 to 12/31/24	$16.96	0.13	0.02	0.44	0.59	(0.38)	(0.25)	(0.63)	(0.04)	$16.92	3.54%	$1,895,833	1.19% (9)	1.29%	0.78%	153%
1/1/23 to 12/31/23	16.70	0.07	—	0.68	0.75	(0.49)	—	(0.49)	0.26	16.96	4.51	2,269,778	1.21 (9)	1.31	0.40	218
1/1/22 to 12/31/22	17.32	0.04	—	0.13	0.17	(0.34)	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (9)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (10)	—	0.07	0.02	— (8)	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (9)	1.31	(0.30)	162
1/1/20 to 12/31/20	17.10	0.01 (10)	—	0.87	0.88	(0.18)	(0.45)	(0.63)	0.25	17.35	5.15	2,709,370	1.20 (9)	1.22	0.07	188

Westchester Credit Event Fund
Class A
1/1/24 to 12/31/24	$11.21	0.53	—	0.23	0.76	(0.57)	(0.03)	(0.60)	0.16	$11.37	6.84%	$3,426	1.71% (11)	1.73%	4.56%	158%
1/1/23 to 12/31/23	10.69	0.43	—	0.55	0.98	(0.46)	—	(0.46)	0.52	11.21	9.22	2,910	1.74 (11)(12)	1.79	3.82	182
1/1/22 to 12/31/22	11.31	0.21	—	(0.81)	(0.60)	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (11)(13)(14)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (15)	—	0.90	0.88	(0.29)	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (11)	2.88	(0.19)	198
1/1/20 to 12/31/20	10.43	— (8)(15)	—	1.67	1.67	(0.03)	(0.08)	(0.11)	1.56	11.99	15.99 (16)	78	4.20 (11)	5.69	0.01	208
Class I
1/1/24 to 12/31/24	$10.96	0.54	—	0.23	0.77	(0.58)	(0.03)	(0.61)	0.16	$11.12	7.10%	$77,866	1.46% (17)(18)	1.43%	4.80%	158%
1/1/23 to 12/31/23	10.44	0.43	—	0.57	1.00	(0.48)	—	(0.48)	0.52	10.96	9.56	71,070	1.51 (12)(18)	1.44	3.89	182
1/1/22 to 12/31/22	11.25	0.33	—	(0.88)	(0.55)	(0.24)	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (14)(18)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (19)	—	0.89	0.90	(0.29)	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (18)	2.63	0.06	198
1/1/20 to 12/31/20	10.46	0.03 (19)	—	1.63	1.66	(0.13)	(0.08)	(0.21)	1.45	11.91	15.99 (16)	9,824	3.95 (18)	5.44	0.26	208

Westchester Event-Driven Fund
Class A
1/1/24 to 12/31/24	$10.85	0.18	—	0.14	0.32	(0.42)	(0.28)	(0.70)	(0.38)	$10.47	3.02%	$3,396	1.73% (20)	1.83%	1.64%	210%
1/1/23 to 12/31/23	10.28	0.11	—	0.46	0.57	—	—	—	0.57	10.85	5.54	4,077	1.80 (12)(20)	1.87	1.07	295
1/1/22 to 12/31/22	10.60	0.07	—	(0.39)	(0.32)	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (20)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (21)	—	0.23	0.18	(0.55)	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (12)(20)	1.96	(0.42)	237
1/1/20 to 12/31/20	10.97	(0.01) (21)	—	0.70	0.69	(0.10)	(0.26)	(0.36)	0.33	11.30	6.30	23,298	1.99 (20)	1.99	(0.11)	320
Class I
1/1/24 to 12/31/24	$10.69	0.19	—	0.15	0.34	(0.13)	(0.28)	(0.41)	(0.07)	$10.62	3.26%	$132,960	1.47% (22)	1.55%	1.79%	210%
1/1/23 to 12/31/23	10.35	0.16	—	0.45	0.61	(0.27)	—	(0.27)	0.34	10.69	5.86	475,651	1.53 (12)(22)	1.59	1.48	295
1/1/22 to 12/31/22	10.67	0.13	—	(0.43)	(0.30)	(0.02)	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (22)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (23)	—	0.22	0.20	(0.57)	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (12)(22)	1.71	(0.17)	237
1/1/20 to 12/31/20	11.01	0.01 (23)	—	0.71	0.72	(0.10)	(0.26)	(0.36)	0.36	11.37	6.55	236,865	1.74 (22)	1.74	0.14	320

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(3)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(4)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.46%, 1.46%, 1.46%, 1.46%, and 1.47%, respectively.
(7)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021 and 2020 was $(0.09) and $(0.04), respectively.
(8)	Amount is less than $0.005 per share.
(9)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.17%, 1.17%, 1.17%, 1.17%, and 1.18%, respectively.
(10)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021 and 2020 was $(0.04) and $0.02, respectively.
(11)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.70%, 1.72%, 1.89%, 1.89% and 1.89%, respectively.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	See Notes 4C and 4D in the Notes to Financial Statements.
(14)	The share class is currently under its expense limitation.
(15)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 and 2020 was $0.02 and $0.23, respectively.
(16)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(17)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(18)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.45%, 1.49%, 1.64%, 1.64% and 1.64%, respectively.
(19)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 and 2020 was $0.05 and $0.26, respectively.
(20)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.70%, 1.75%, 1.80%, 1.79%, and 1.82%, respectively.
(21)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021 and 2020 was $(0.03) and $0.01, respectively.
(22)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were 1.45%, 1.49%, 1.55%, 1.54%, and 1.57%, respectively.
(23)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021 and 2020 was $0.00 and $0.03, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund are each, a “Fund” and collectively, the “Funds”. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class A and Class I Shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

 •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds’ will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At year ended December 31, 2024, the Funds had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
K.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally Secured Overnight Funding Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
N.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At December 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$353	$353	$ —
Westchester Credit Event Fund	156	156	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$366
Westchester Credit Event Fund	Money Market Mutual Fund	166
O.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the year ended December 31, 2024, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the year ended December 31, 2024, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the year ended December 31, 2024, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At December 31, 2024, the Funds did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2024:

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$2,067	$—	$327
Over-the-counter swaps at value(2)	Equity contracts	58,769	75	4,477
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	3,502	159	521
Total Assets		$64,338	$234	$5,325
Liability Derivatives
Over-the-counter swaps at value(2)	Equity contracts	$(32,015)	$(59)	$(6,127)
Written options at value	Equity contracts	(658)	—	(482)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	—	—	(12)
Total Liabilities		$(32,673)	$(59)	$(6,621)

(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at December 31, 2024 is shown in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the fiscal year ended December 31, 2024:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$(22,599)	$—	$(6,238)
Written options	Equity contracts	8,096	—	8,369
Forward foreign currency exchange contracts	Foreign currency contracts	13,445	169	1,706
Swaps	Equity contracts	(34,299)	114	(10,154)
Total		$(35,357)	$283	$(6,317)
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$7,420	$—	$2,410
Written options	Equity contracts	(139)	—	845
Forward foreign currency exchange contracts	Foreign currency contracts	4,425	176	914
Swaps	Equity contracts	20,783	16	(3,660)
Total		$32,489	$192	$509

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Funds for the year ended December 31, 2024.

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$2,712	$—	$1,118
Written Options(1)	3,364	—	4,008
Forward Foreign Currency Exchange Purchase Contracts(2)	184,775	3,745	48,799
Forward Foreign Currency Exchange Sale Contracts(2)	17,327	—	8,157
Long Total Return Swap Contracts(2)	249,069	2,241	107,838
Short Total Return Swap Contracts(2)	577,593	189	79,869
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2024:

At December 31, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,502	$—	$159	$—	$521	$12
OTC swaps	58,769	32,015	75	59	4,477	6,127
Purchased options	2,067	—	—	—	327	—
Written options	—	658	—	—	—	482
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$64,338	$32,673	$234	$59	$5,325	$6,621
Derivatives not subject to a MNA or similar agreement	(2,067)	(658)	—	—	(327)	(482)
Total assets and liabilities subject to a MNA	$62,271	$32,015	$234	$59	$4,998	$6,139

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of December 31, 2024:
The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank Of America Merrill Lynch	$520	$—	$—	$—	$520
Goldman Sachs & Co.	26,808	(24,956)	—	—	1,852
JPMorgan Chase Bank N.A.	34,943	(7,059)	—	—	27,884
Total	$62,271	$(32,015)	$—	$—	$30,256
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$24,956	$(24,956)	$—	$—	$—
JPMorgan Chase Bank N.A.	7,059	(7,059)	—	—	—
Total	$32,015	$(32,015)	$—	$—	$—

Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$75	$(59)	$—	$—	$16
JPMorgan Chase Bank N.A.	159	—	—	—	159
Total	$234	$(59)	$—	$—	$175
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$59	$(59)	$—	$—	$—
Total	$59	$(59)	$—	$—	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank Of America Merrill Lynch	$45	$—	$—	$—	$45
Goldman Sachs & Co.	3,098	(3,098)	—	—	—
JPMorgan Chase Bank N.A.	1,855	(573)	—	—	1,282
Total	$4,998	$(3,671)	$—	$—	$1,327
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	5,566	(3,098)	—	(2,468)	—
JPMorgan Chase Bank N.A.	573	(573)	—	—	—
Total	$6,139	$(3,671)	$—	$(2,468)	$—

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), (known during the reporting period as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20
B.	Subadviser
Westchester Capital Management, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70	1.45
Westchester Event-Driven Fund	1.70	1.45
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Fund	2025	2026	2027	Total
The Merger Fund
Class A	$ 380	$ 513	$ 360	$ 1,253
Class I	2,576	1,953	1,289	5,818
Westchester Credit Event Fund
Class A	1	1	1	3
Class I	6	7	20	33
Westchester Event-Driven Fund
Class A	21	11	4	36
Class I	304	263	345	912
During the year ended December 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:

Fund	Class A	Class I	Total
Westchester Credit Event Fund	$1	$40	$41
Westchester Event-Driven Fund	—(1)	—	—(1)
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2024, it retained net commissions of $5 for Class A shares and CDSC of $23 for Class A shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2024, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $2,460, $74, and $391, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2024, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $1,101, $33, and $175, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
G.	Affiliated Shareholders
At December 31, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Westchester Event-Driven Fund
Class I	9,005,210	$95,635
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended December 31, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Special Purpose Acquisition Companies—1.2%
Agriculture & Natural Solutions Acquisition Corp.(2)	$—	$23,902	$315	$10	$783	$24,380	2,324,110	$—	$—
Alpha Partners Technology Merger Corp.(3)	12,267	—	12,345	990	(912)	—	—	—	—
Alpha Star Acquisition Corp.(3)	7,948	—	8,057	480	(371)	—	—	—	—
Arisz Acquisition Corp.(3)	3,701	—	3,761	187	(127)	—	—	—	—
Arrowroot Acquisition Corp.(3)	3,619	—	3,657	299	(261)	—	—	—	—
Churchill Capital Corp. VII(3)	34,635	20,931	57,069	1,834	(331)	—	—	—	—
Concord Acquisition Corp. II(3)	11,078	3,312	14,630	408	(168)	—	—	—	—
Constellation Acquisition Corp. I(3)	4,212	—	4,244	391	(359)	—	—	—	—
Hennessy Capital Investment Corp. VI(3)	19,372	683	20,189	298	(164)	—	—	—	—
Horizon Space Acquisition I Corp.(2)	—	3,588	897	52	143	2,886	253,150	—	—
Integrated Wellness Acquisition Corp.(3)	4,747	—	5,061	673	(359)	—	—	—	—
Investcorp India Acquisition Corp.(3)	7,226	—	7,548	655	(333)	—	—	—	—
Learn CW Investment Corp.(3)	8,816	—	9,026	641	(431)	—	—	—	—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Mountain & Co. I Acquisition Corp.(3)	$10,435	$—	$10,773	$1,076	$(738)	$—	—	$—	$—
Patria Latin American Opportunity Acquisition Corp.(4)	14,444	—	9,788	800	(299)	—	—	—	—
Power & Digital Infrastructure Acquisition II Corp.(3)	7,194	—	7,151	471	(514)	—	—	—	—
Rigel Resource Acquisition Corp.(4)	15,654	2,175	10,399	995	(230)	—	—	—	—
Ross Acquisition Corp. II(3)	5,099	—	5,169	430	(360)	—	—	—	—
TLGY Acquisition Corp.(4)	4,937	—	2,537	288	(93)	—	—	—	—
TortoiseEcofin Acquisition Corp. III(3)	14,478	1,029	16,140	1,476	(843)	—	—	—	—
Valuence Merger Corp. I(3)	6,508	—	6,665	587	(430)	—	—	—	—
	$196,370	$55,620	$215,421	$13,041	$(6,397)	$27,266		$—	$—
Affiliated Mutual Fund—4.1%
Virtus Westchester Event-Driven Fund Class I(5),(6)	81,281	26,672	12,000	510	(828)	95,635	9,005,210	1,145	2,427
Total	$277,651	$82,292	$227,421	$13,551	$(7,225)	$122,901		$1,145	$2,427
(1)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(2)	Non-income producing.
(3)	Security was not an investment of the Fund at December 31, 2024.
(4)	Issuer is not an affiliated investment of the Fund at December 31, 2024.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2024, the Fund was the owner of record of 70% of the Virtus Westchester Event-Driven Fund Class I.
I.	Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2024.
J.	Trustee Fee
For the year ended December 31, 2024, the Funds incurred independent Trustee’s fees totaling $293 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the year ended December 31, 2024, were as follows:
	Purchases	Sales
The Merger Fund	$3,311,551	$3,893,786

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Purchases	Sales
Westchester Credit Event Fund	$111,963	$117,090
Westchester Event-Driven Fund	734,761	1,089,636
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Westchester Event-Driven Fund	$2,359	$5,799
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,324	$22,882	2,987	$50,254	129	$1,493	589	$6,681
Reinvestment of distributions	777	13,180	807	13,811	15	171	10	114
Shares repurchased	(9,588)	(166,249)	(15,383)	(259,701)	(102)	(1,172)	(459)	(5,288)
Net Increase / (Decrease)	(7,487)	$(130,187)	(11,589)	$(195,636)	42	$492	140	$1,507
Class I
Shares sold	23,249	$397,659	27,883	$468,282	1,415	$15,998	2,191	$24,023
Reinvestment of distributions	3,408	57,115	3,023	51,203	359	3,987	266	2,909
Shares repurchased	(48,471)	(830,019)	(108,426)	(1,817,546)	(1,256)	(14,288)	(1,273)	(13,961)
Net Increase / (Decrease)	(21,814)	$(375,245)	(77,520)	$(1,298,061)	518	$5,697	1,184	$12,971

	Westchester Event-Driven Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	27	$293	345	$3,572
Reinvestment of distributions	21	212	—	—
Shares repurchased	(99)	(1,079)	(1,841)	(19,304)
Net Increase / (Decrease)	(51)	$(574)	(1,496)	$(15,732)
Class I
Shares sold	4,330	$46,366	19,421	$203,628
Reinvestment of distributions	479	5,014	1,079	11,491
Shares repurchased	(36,795)	(401,872)	(5,997)	(63,199)
Net Increase / (Decrease)	(31,986)	$(350,492)	14,503	$151,920
Note 7. 10% Shareholders
As of December 31, 2024, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	% of Shares Outstanding	Number of Accounts
The Merger Fund	42%	2
Westchester Credit Event Fund	52	2
Westchester Event-Driven Fund	87	2*
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
At December 31, 2024, the following Fund held securities issued by various companies in specific sectors as detailed below:

	Sector	Percentage of Total Investments
The Merger Fund	Financials	31%
Note 9.  Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2024, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Fund had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Westchester Event-Driven Fund	$2	$1,920	6.42%	5
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$ 2,241,615	$ 64,044	$ (77,498)	$ (13,454)
The Merger Fund (Written options)	(1,582)	1,054	(130)	924
The Merger Fund (Short sales)	(42,544)	1,627	—	1,627
Westchester Credit Event Fund	79,578	895	(821)	74
Westchester Event-Driven Fund (Including Purchased Options)	102,619	4,584	(2,713)	1,871
Westchester Event-Driven Fund (Written options)	(746)	273	(9)	264
Westchester Event-Driven Fund (Short sales)	(2,246)	83	—	83
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Undistributed Ordinary Income
The Merger Fund	$33,930
Westchester Credit Event Fund	378
Westchester Event-Driven Fund	1,036
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2024 and 2023 were as follows:
	Ordinary Income	Total
The Merger Fund
12/31/24	$ 83,430	$83,430
12/31/23	79,400	79,400
Westchester Credit Event Fund
12/31/24	4,270	4,270
12/31/23	3,100	3,100
Westchester Event-Driven Fund
12/31/24	5,240	5,240
12/31/23	11,500	11,500
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of The Merger Fund® and Virtus Event Opportunities Trust and Shareholders of The Merger Fund®, Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Merger Fund®, and Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund (constituting Virtus Event Opportunities Trust) (hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION
December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 4.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR THE MERGER FUND®, VIRTUS WESTCHESTER CREDIT EVENT FUND AND VIRTUS
WESTCHESTER EVENT-DRIVEN FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of The Merger Fund® (“TMF”) and Virtus Westchester Event Opportunities Trust (“VEOT”) (each of TMF and VEOT, a “Trust” and collectively, the “Trusts”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between TMF and Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.), with respect to The Merger Fund® and between VEOT and VIA, with respect to Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund, each a series of VEOT, and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreements, the “Agreements”) among TMF, VIA and Westchester Capital Management, LLC (“Westchester” or the “Subadviser”) with respect to The Merger Fund® and among VEOT, VIA and Westchester with respect to Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund. At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trusts as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trusts); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Continued)
December 31, 2024
quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trusts’ Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
The Merger Fund®. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period, outperformed the median of its Performance Universe for the 3- and 10-year periods, and performed in-line with the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.
Virtus Westchester Credit Event Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3- and 5-year periods.
Virtus Westchester Event-Driven Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 3-year period.
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Continued)
December 31, 2024
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Merger Fund®. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Westchester Credit Event Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Westchester Event-Driven Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trusts, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under each Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through April 30, 2026. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Fund’s assets grow, the Board noted that because the subadvisory fee rate paid by VIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for each Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in each Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trusts. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of each Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended December 31, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)
The Merger Fund	21.04%	18.81%
Westchester Credit Event Fund	4.36	2.95
Westchester Event-Driven Fund	52.24	41.37

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THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8462	02-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Event Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/5/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 3/4/2025

*	Print the name and title of each signing officer under his or her signature.